Segment reporting - Summary of Disaggregation of Revenue Geographically (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 1,096	$ 858
Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	673	506
Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	423	352
Africa and Middle East
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 432	$ 317
Percentage of entity's revenue	39.00%	37.00%
Africa and Middle East | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 426	$ 316
Percentage of entity's revenue	63.00%	62.00%
Africa and Middle East | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 6	$ 1
Percentage of entity's revenue	1.00%	0.00%
Asia-Pacific
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 70	$ 78
Percentage of entity's revenue	6.00%	9.00%
Asia-Pacific | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 14	$ 16
Percentage of entity's revenue	3.00%	3.00%
Asia-Pacific | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 56	$ 62
Percentage of entity's revenue	13.00%	18.00%
Europe
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 204	$ 133
Percentage of entity's revenue	19.00%	15.00%
Europe | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 151	$ 90
Percentage of entity's revenue	22.00%	18.00%
Europe | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 53	$ 43
Percentage of entity's revenue	13.00%	12.00%
North America
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 380	$ 314
Percentage of entity's revenue	35.00%	37.00%
North America | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 76	$ 76
Percentage of entity's revenue	11.00%	15.00%
North America | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 304	$ 238
Percentage of entity's revenue	72.00%	68.00%
South/Latin America
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 10	$ 16
Percentage of entity's revenue	1.00%	2.00%
South/Latin America | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 6	$ 8
Percentage of entity's revenue	1.00%	2.00%
South/Latin America | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	$ 4	$ 8
Percentage of entity's revenue	1.00%	2.00%